UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3651
                                    --------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  03/31
                          --------
Date of reporting period: 12/31/07
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 95.8%                             SHARES           VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 26.1%

Alexion Pharmaceuticals, Inc.*                          4,705   $       353,016
ArthroCare Corp.*+                                      6,440           309,442
Biomarin Pharmaceutical, Inc.*                         10,300           364,620
ev3, Inc.*                                             13,705           174,191
Genomic Health, Inc.*+                                 15,326           346,981
Gen-Probe, Inc.*                                        2,355           148,200
Hologic, Inc.*                                          3,335           228,914
LifeCell Corp.*                                         4,350           187,529
NuVasive, Inc.*                                         2,085            82,399
OSI Pharmaceuticals, Inc.*                              6,940           336,659
Pharmion Corp.*                                         7,570           475,849
Progenics Pharmaceuticals, Inc.*+                       5,160            93,241
The Spectranetics Corp.*                               18,645           285,828
TomoTherapy, Inc.*                                      8,480           165,869
TranS1, Inc.*                                          10,165           167,418
Ventana Medical Systems, Inc.*                            580            50,593
Wright Medical Group, Inc.*                             6,655          (194,126)
-------------------------------------------------------------------------------
                                                                      3,964,875
-------------------------------------------------------------------------------

TECHNOLOGY -- 22.6%
Anixter International, Inc.*                            2,840           176,847
Avnet, Inc.*                                            4,615           161,387
COMSYS IT Partners, Inc.*                               8,637           136,292
Digital River, Inc.*                                    2,265            74,904
DivX, Inc.*                                            12,175           170,450
Emulex Corp.*                                          10,171           165,991
F5 Networks, Inc.*                                      4,873           138,978
Foundry Networks, Inc.*                                 2,845            49,844
GeoEye, Inc.*                                           1,745            58,719
ION Geophysical Corp.*+                                11,051           174,385
j2 Global Communications, Inc.*                         5,405           114,424
Micros Systems, Inc.*                                   3,146           220,723
Microsemi Corp.*                                        7,160           158,522
NETGEAR, Inc.*                                          6,950           247,906
Nuance Communications, Inc.*                           13,160           245,829
Parametric Technology Corp.*                            9,299           165,987
RF Micro Devices, Inc.*+                               34,690           198,080
Secure Computing Corp.*                                18,365           176,304
Skyworks Solutions, Inc.*                              23,314           198,169
Tessera Technologies, Inc.*                             5,045           209,872
Website Pros, Inc.*                                    15,208           176,565
-------------------------------------------------------------------------------
                                                                      3,420,178
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.1%
Barnes & Noble, Inc.                                    4,125           142,106
BJ'S Restaurants, Inc.*                                 4,788            77,853
Bright Horizons Family Solutions, Inc.*                 4,314           149,006
Chipotle Mexican Grill, Inc.*+                          2,050           301,493
Consolidated Graphics, Inc.*                            2,477           118,450
Iconix Brand Group, Inc.*                               7,316           143,833
Jarden Corp.*                                           6,250           147,563
Life Time Fitness*+                                     3,144           156,194
PetMed Express, Inc.*                                  10,538           127,510
Sonic Corp.*                                            5,753           125,991
Steiner Leisure Ltd.*                                   3,161           139,590
ValueClick, Inc.*                                       7,443           163,001
Watson Wyatt Worldwide, Inc.                            4,463           207,127
-------------------------------------------------------------------------------
                                                                      1,999,717
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 11.3%
AeroVironment, Inc.*                                    6,450           156,090
Arris Group, Inc.*                                      5,120            51,098
Bucyrus International, Inc.                             1,790           177,908
Ducommun, Inc.*                                         5,785           219,830
EnPro Industries, Inc.*                                 3,955           121,221
General Cable Corp.*                                    1,808           132,490
Regal-Beloit Corp.                                      2,668           119,927
Sonic Solutions*                                       13,412           139,351
TASER International, Inc.*+                             9,570           137,712
Triumph Group, Inc.                                     1,935           159,347
Ultra Clean Holdings, Inc.*                            11,312           138,006
Woodward Governor Co.                                   2,404           163,352
-------------------------------------------------------------------------------
                                                                      1,716,332
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.6%
Affiliated Managers Group, Inc.*                        1,355           159,158
Boston Private Financial Holdings, Inc.+                6,325           171,281
East West Bancorp, Inc.                                 4,325           104,795
Euronet Worldwide, Inc.*                                7,045           211,351
LaSalle Hotel Properties                                4,510           143,869
Morningstar, Inc.*                                      1,852           143,993
Portfolio Recovery Associates, Inc.+                    1,690            67,042
Wright Express Corp.*                                   4,360           154,736
-------------------------------------------------------------------------------
                                                                      1,156,225
-------------------------------------------------------------------------------

ENERGY -- 5.8%
Atwood Oceanics, Inc.*                                    925            92,722
Berry Petroleum Company+                                3,903           173,488
Cabot Oil & Gas Corp.                                   4,731           190,990
Helix Energy Solutions Group, Inc.*                     4,370           181,355
Superior Well Services, Inc.*                           3,975            84,350
W-H Energy Services, Inc.*                              2,961           166,438
-------------------------------------------------------------------------------
                                                                        889,343
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.3%
RTI International Metals, Inc.*                         1,985           136,826
Terra Industries, Inc.*                                 4,675           223,278
The Andersons, Inc.+                                    3,650           163,520
Zoltek Cos., Inc.*                                      3,065           131,397
-------------------------------------------------------------------------------
                                                                        655,021
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.4%
AAR Corp.*                                              4,608           175,242
Polaris Industries, Inc.+                               3,335           159,313
Wabtec Corp.                                            5,446           187,560
-------------------------------------------------------------------------------
                                                                        522,115
-------------------------------------------------------------------------------

OTHER -- 1.2%
iShares Russell 2000 Growth Index Fund                  2,245           187,862
-------------------------------------------------------------------------------

UTILITIES -- 0.4%
NTELOS Holdings Corp.                                   2,010            59,677
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    14,571,345
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Diversified Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------
                                                                    MARKET
                                                   SHARES           VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.7%
BBH Securities Lending Fund **                      1,922,986   $     1,922,986
Touchstone Institutional
   Money Market Fund^                                 621,715           621,715
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     2,544,701
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.5%
(Cost $15,726,205)                                              $    17,116,046

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.5%)                     (1,895,181)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    15,220,865
-------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2007, was $1,858,753.

**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Growth Opportunities Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 90.9%                             SHARES           VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 27.3%
Adolor Corp.*+                                        111,400   $       512,440
Biogen Idec, Inc.*                                     22,700         1,292,084
Celgene Corp.*                                         18,700           864,127
CVS Corp.                                              32,700         1,299,825
Dentsply International, Inc.                           18,000           810,360
Elan Corp. PLC*                                       104,100         2,288,118
Gen-Probe, Inc.*                                       14,700           925,071
Gilead Sciences, Inc.*                                 17,300           795,973
Immucor, Inc.*                                         22,000           747,780
Lilly (Eli) & Co.                                      12,700           678,053
OSI Pharmaceuticals, Inc.*+                            22,000         1,067,220
Palomar Medical Technologies, Inc.*                    12,700           194,564
Santarus, Inc.*+                                       61,400           168,850
Shire PLC - ADR                                        10,700           737,765
Vanda Pharmaceuticals, Inc*+                           33,400           229,792
Wyeth                                                  18,700           826,353
-------------------------------------------------------------------------------
                                                                     13,438,375
-------------------------------------------------------------------------------

TECHNOLOGY -- 14.7%
Amdocs Ltd.*                                           16,700           575,649
Autodesk, Inc.*                                        11,300           562,288
Cisco Systems, Inc.*                                   30,000           812,100
DRS Technologies, Inc.                                 11,300           613,251
Hewlett-Packard Co.                                    18,700           943,976
Marvell Technology Group Ltd.*                         26,700           373,266
Maxim Integrated Products, Inc.                        15,300           405,144
Microsoft  Corp.                                       27,400           975,440
Nuance Communications, Inc.*                           52,000           971,360
Oracle Corp.*                                          44,000           993,520
-------------------------------------------------------------------------------
                                                                      7,225,994
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.9%
Bare Escentuals, Inc.*+                                34,700           841,475
eBay, Inc.*                                            24,700           819,793
Geo Group, Inc.*                                       25,400           711,200
MGM Mirage*                                            10,000           840,200
MSC Industrial Direct Co., Inc.+                       10,700           433,029
O'Reilly Automotive, Inc.*                             17,300           561,039
SkillSoft Plc - ADR*                                   40,000           382,400
Tiffany & Co.                                          16,000           736,480
-------------------------------------------------------------------------------
                                                                      5,325,616
-------------------------------------------------------------------------------

ENERGY -- 10.7%
Grant Prideco, Inc.*                                   19,300         1,071,343
National-Oilwell Varco, Inc.*                          16,000         1,175,360
Smith International, Inc.                              12,000           886,200
Suncor Energy, Inc.+                                   10,000         1,087,300
Weatherford International Ltd.*                        14,700         1,008,420
-------------------------------------------------------------------------------
                                                                      5,228,623
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 8.6%
Goldcorp, Inc.                                         31,400         1,065,402
Hexcel Corp.*                                           1,500            36,420
Monsanto Co.                                           11,300         1,262,097
Praxair, Inc.                                          10,000           887,100
Textron, Inc.                                          13,300           948,290
-------------------------------------------------------------------------------
                                                                      4,199,309
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 7.6%
AMETEK, Inc.                                           18,050           845,462
General Electric Co.                                   22,700           841,489
IDEX Corp.                                             17,000           614,210
ITT Corp.                                              12,700           838,708
Polycom, Inc.*                                         20,700           575,046
-------------------------------------------------------------------------------
                                                                      3,714,915
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.4%
Charles Schwab Corp.                                   34,000           868,700
CME Group, Inc.                                         1,300           891,800
NYMEX Holdings, Inc.                                    5,300           708,133
Signature Bank*                                        13,300           448,875
T. Rowe Price Group, Inc.                              12,000           730,560
-------------------------------------------------------------------------------
                                                                      3,648,068
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.9%
Church & Dwight Co., Inc.                              17,300           935,411
-------------------------------------------------------------------------------

UTILITIES -- 1.8%
NeuStar Inc. - Class A*+                               30,700           880,476
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    44,596,787
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 9.7%
BBH Securities Lending Fund **                      3,215,705         3,215,705
Touchstone Institutional
   Money Market Fund^                               1,540,029         1,540,029
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     4,755,734
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.6%
(Cost $42,453,266)                                              $    49,352,521

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                        (270,989)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    49,081,532
-------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2007, was $3,095,648.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Core Equity Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 96.7%                             SHARES           VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 17.2%
Cisco Systems, Inc.*                                  128,523   $     3,479,118
Hewlett-Packard Co.                                    70,840         3,576,003
Intel Corp.                                           133,784         3,566,681
Microsoft Corp.                                        98,111         3,492,752
Oracle Corp.*                                         166,000         3,748,281
-------------------------------------------------------------------------------
                                                                     17,862,835
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 16.8%
Applied Materials                                     181,004         3,214,631
General Electric Co.                                   87,576         3,246,442
Honeywell International, Inc.                          60,873         3,747,951
Illinois Tool Works, Inc.+                             65,380         3,500,445
United Technologies Corp.                              48,904         3,743,112
-------------------------------------------------------------------------------
                                                                     17,452,581
-------------------------------------------------------------------------------

ENERGY -- 15.2%
Chevron Corp.                                          43,353         4,046,135
ConocoPhillips                                         46,219         4,081,138
Exxon Mobil Corp.                                      42,724         4,002,812
Marathon Oil Corp.                                     61,019         3,713,616
-------------------------------------------------------------------------------
                                                                     15,843,701
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 13.6%
Aflac, Inc.                                            58,690         3,675,754
Allstate Corp.                                         51,737         2,702,224
American Express Co.                                   55,478         2,885,966
Bank of America Corp.                                  58,836         2,427,573
Wells Fargo                                            83,033         2,506,766
-------------------------------------------------------------------------------
                                                                     14,198,283
-------------------------------------------------------------------------------

HEALTH CARE -- 11.8%
Cardinal Health, Inc.                                  43,554         2,515,244
Johnson & Johnson                                      45,595         3,041,187
UnitedHealth Group, Inc.                               58,772         3,420,529
WellPoint, Inc.*                                       38,378         3,366,902
-------------------------------------------------------------------------------
                                                                     12,343,862
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.7%
Best Buy Co., Inc.                                     61,989         3,263,721
Kimberly-Clark Corp.                                   47,666         3,305,160
Target Corp.                                           50,394         2,519,700
-------------------------------------------------------------------------------
                                                                      9,088,581
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.3%
Altria Group, Inc.                                     44,390   $     3,354,996
Kraft Foods, Inc. - Class A                            99,290         3,239,833
-------------------------------------------------------------------------------
                                                                      6,594,829
-------------------------------------------------------------------------------

UTILITIES -- 4.0%
AT&T, Inc.                                            101,077         4,200,760
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.1%
E.I. DuPont de Nemours                                 72,294         3,187,442
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $   100,772,874
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 4.1%
BBH Securities Lending Fund **                      3,624,656         3,624,656
Touchstone Institutional
   Money Market Fund^                                 671,006           671,006
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     4,295,662
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.8%
(Cost $88,815,081)                                              $   105,068,536

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%)                      (4,447,187)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $   100,621,349
-------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2007, was $3,465,430.

**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Growth Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 97.4%                             SHARES           VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.0%
DIRECTV Group, Inc.*                                  966,510   $    22,345,711
DISH Network Corp.*                                   538,295        20,304,487
Google, Inc.*                                          47,850        33,087,319
McDonald's Corp.                                      483,245        28,467,963
MGM Mirage*                                           281,775        23,674,736
NIKE, Inc. - Class B                                  419,100        26,922,984
-------------------------------------------------------------------------------
                                                                    154,803,200
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 13.8%
Boeing Co.                                            334,160        29,225,634
Deere & Co.                                           215,000        20,020,800
Lockheed Martin Corp.                                 332,440        34,992,634
Raytheon Co.                                          317,025        19,243,418
Research In Motion Ltd.*                              278,150        31,542,210
Rockwell Collins, Inc.                                235,745        16,966,568
-------------------------------------------------------------------------------
                                                                    151,991,264
-------------------------------------------------------------------------------

TECHNOLOGY -- 12.9%
Apple Computer, Inc.*                                 204,885        40,583,621
Cisco Systems, Inc.*                                  749,540        20,290,048
Garmin Ltd.                                           243,865        23,654,905
NVIDIA Corp.*                                         636,810        21,664,276
Oracle Corp.*                                       1,099,280        24,821,742
SunPower Corp. - Class A*+                             84,020        10,955,368
-------------------------------------------------------------------------------
                                                                    141,969,960
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 12.6%
Anglo American PLC - ADR                              493,183        14,977,968
Potash Corp. of Saskatchewan                          361,335        52,017,786
Praxair, Inc.                                         302,550        26,839,211
Precision Castparts Corp.                             203,210        28,185,226
Southern Copper Corp.+                                167,120        17,569,326
-------------------------------------------------------------------------------
                                                                    139,589,517
-------------------------------------------------------------------------------

UTILITIES -- 10.2%
America Movil S.A. - ADR                              553,725        33,993,178
AT&T, Inc.                                            474,225        19,708,791
Rogers Communications, Inc.+                          386,570        17,492,293
Vimpel-Communications                                 989,005        41,142,607
-------------------------------------------------------------------------------
                                                                    112,336,869
-------------------------------------------------------------------------------

ENERGY -- 9.9%
Cameron International Corp.*                          576,310        27,737,800
National-Oilwell Varco, Inc.*                         319,790        23,491,773
NRG Energy, Inc.*+                                    541,930        23,487,246
Schlumberger Ltd.                                     351,400        34,567,219
-------------------------------------------------------------------------------
                                                                    109,284,038
-------------------------------------------------------------------------------

HEALTH CARE -- 8.1%
Baxter International, Inc.                            415,540        24,122,097
CVS Caremark Corp.                                    391,100        15,546,225
Gilead Sciences, Inc.*                                569,005        26,179,920
Stryker Corp.                                         319,765        23,892,841
-------------------------------------------------------------------------------
                                                                     89,741,083
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.8%
Coca-Cola Co.                                         311,640        19,125,347
Colgate-Palmolive Co.                                 273,655        21,334,144
PepsiCo, Inc.                                         338,720        25,708,847
William Wrigley Jr. Co.                               332,365        19,459,971
-------------------------------------------------------------------------------
                                                                     85,628,309
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 4.3%
Goldman Sachs Group, Inc.                             111,095        23,890,979
Loews Corp.                                           463,390        23,327,053
-------------------------------------------------------------------------------
                                                                     47,218,032
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.3%
CSX Corp.                                             574,485        25,265,850
-------------------------------------------------------------------------------

OTHER -- 1.5%
Foster Wheeler, Ltd.*                                 110,270        17,094,055
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $ 1,074,922,177
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 5.7%
BBH Securities Lending Fund **                     35,211,445        35,211,445
Touchstone Institutional
   Money Market Fund^                              28,188,367        28,188,367
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $    63,399,812
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.1%
(Cost $852,662,542)                                             $ 1,138,321,989

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.1%)                     (34,326,461)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,103,995,528
-------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2007, was $34,338,855.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Large Cap Value Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 92.0%                             SHARES           VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 31.5%
Citigroup, Inc.                                        55,700   $     1,639,808
Fannie Mae                                             62,300         2,490,754
Freddie Mac                                            75,700         2,579,098
Genworth Financial, Inc.                               80,447         2,047,376
Wachovia Corp.                                         27,700         1,053,431
Washington Mutual, Inc.                               102,300         1,392,303
-------------------------------------------------------------------------------
                                                                     11,202,770
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 22.4%
Alcatel - ADR                                         263,700         1,930,284
Centex Corp.                                           24,600           621,396
D.R. Horton, Inc.                                     138,700         1,826,679
Navistar International Corp.*                          21,600         1,170,720
Nortel Networks Corp.*                                 18,150           273,884
Pulte Homes, Inc.                                     144,900         1,527,246
Tyco International Ltd.                                15,900           630,435
-------------------------------------------------------------------------------
                                                                      7,980,644
-------------------------------------------------------------------------------

TECHNOLOGY -- 13.2%
AU Optronics Corp. - ADR+                              66,964         1,285,709
BearingPoint, Inc.*+                                  406,700         1,150,961
Dell, Inc.*                                            40,400           990,204
Motorola, Inc.                                         79,600         1,276,784
-------------------------------------------------------------------------------
                                                                      4,703,658
-------------------------------------------------------------------------------

ENERGY -- 11.0%
Peabody Energy Corp.                                   36,600         2,256,024
Reliant Energy, Inc.*                                  62,500         1,640,000
-------------------------------------------------------------------------------
                                                                      3,896,024
-------------------------------------------------------------------------------

UTILITIES -- 7.5%
Mirant Corp.*                                          28,700         1,118,726
Sprint Nextel Corp.                                   116,700         1,532,271
-------------------------------------------------------------------------------
                                                                      2,650,997
-------------------------------------------------------------------------------

HEALTH CARE -- 2.1%
Omnicare, Inc.+                                        14,300           326,183
Sanofi-Aventis - ADR                                    9,200           418,876
-------------------------------------------------------------------------------
                                                                        745,059
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 1.8%
Abitibibowater, Inc.+                                  30,403           626,606
-------------------------------------------------------------------------------

OTHER -- 1.0%
iShares Russell 1000 Value Index Fund                   4,400           353,540
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.9%
Safeway, Inc.                                           9,500           324,995
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 0.6%
Ford Motor Co.*+                                       30,700           206,611
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    32,690,904
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 19.4%
BBH Securities Lending Fund **                      3,974,247         3,974,247
Touchstone Institutional
   Money Market Fund^                               2,937,846         2,937,846
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     6,912,093

TOTAL INVESTMENT SECURITIES -- 111.4%
(Cost $50,385,371)                                              $    39,602,997

LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.4%)                     (4,053,589)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    35,549,408
-------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2007, was $3,860,619.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Micro Cap Growth Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 99.3%                             SHARES           VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 23.0%
Actuate Corp.*                                        159,600   $     1,240,092
BSQUARE Corp.*                                        159,850         1,070,995
Chordiant Software, Inc.*                              33,300           284,715
Comtech Group, Inc.*                                   50,000           805,500
Concur Technologies, Inc.*                             50,000         1,810,499
Ebix, Inc.*                                             6,700           484,745
iGate Capital Corp.*                                   86,300           730,961
Image Sensing Systems, Inc.*                            1,800            31,284
Integrated Silicon Solution, Inc.*                     71,800           475,316
INX, Inc.*                                             10,900           113,905
Iteris, Inc.*                                          48,600           190,026
LivePerson, Inc.*                                      53,300           284,622
Logility, Inc.*                                         5,000            63,550
NetScout Systems, Inc.*                                51,000           651,270
NetSol Technologies, Inc.*                            173,342           417,754
Pericom Semiconductor Corp.*                           57,300         1,071,510
Silicom Ltd.*+                                         78,800         1,100,836
TechTeam Global, Inc.*                                 24,300           306,180
The Hackett Group, Inc.*                               60,200           291,368
Vicon Industries, Inc.*                                37,600           360,960
Video Display Corp.*                                   23,000           174,800
Vocus, Inc.*                                           19,500           673,335
-------------------------------------------------------------------------------
                                                                     12,634,223
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 18.4%
Aetrium, Inc.*                                         31,000           186,000
Amtech Systems, Inc.*                                  25,800           335,142
Astronics Corp.*+                                      38,500         1,636,250
Ducommun, Inc.*                                        23,700           900,600
Globecomm Systems, Inc.*                               58,984           690,113
Graham Corp.                                           14,600           765,040
Kadant, Inc.*                                          30,400           901,968
Key Technology, Inc.*                                  36,400         1,255,800
K-Tron International, Inc.*                            19,800         2,361,150
Nanometrics, Inc.*                                     66,200           652,732
SL Industries, Inc.*                                    2,100            42,252
Team, Inc.*                                             9,600           351,168
-------------------------------------------------------------------------------
                                                                     10,078,215
-------------------------------------------------------------------------------

HEALTH CARE -- 17.4%
Accelrys, Inc.*                                        67,210           506,091
Air Methods Corp.*+                                    37,700         1,872,559
Almost Family, Inc.*                                   58,700         1,136,432
Bio-Imaging Technologies, Inc.*                         7,000            56,770
BioScrip, Inc.*                                        75,400           582,842
Cynosure, Inc. - Class A*+                             25,600           677,376
HMS Holdings Corp.*                                    67,900         2,254,959
Mesa Laboratories, Inc.                                24,900           630,593
Metropolitan Health Networks, Inc.*                    92,600           221,314
Osteotech, Inc.*                                       13,500           105,570
Shamir Optical Industry Ltd.                           26,600           266,000
Synovis Life Technologies, Inc.*                       50,200           981,410
Tutogen Medical, Inc.*                                 21,800           224,976
-------------------------------------------------------------------------------
                                                                      9,516,892
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 12.2%
American Physicians Capital, Inc.                      37,500         1,554,750
CyberSource Corp.*                                    109,300         1,942,261
Life Partners Holding, Inc.+                           23,200           642,640
TheStreet.com, Inc.+                                  160,000         2,547,200
-------------------------------------------------------------------------------
                                                                      6,686,851
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.3%
American Medical Alert Corp.*                          80,100           571,113
Chindex International, Inc.*                            4,300           148,479
DG Fastchannel, Inc.*                                  32,300           828,172
Learning Tree International, Inc.*                     53,500         1,228,360
Libbey, Inc.                                           18,300           289,872
Management Network Group, Inc.*                        13,900            36,696
PC Connection, Inc.*+                                  29,100           330,285
Perficient, Inc.*+                                     75,300         1,185,222
Smith & Wesson Holding Corp.*+                         63,550           387,655
Standard Parking Corp.*                                11,400           552,786
VCG Holding Corp.*+                                     5,200            70,512
-------------------------------------------------------------------------------
                                                                      5,629,152
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 6.9%
Chase Corp.                                            11,300           285,325
Furmanite Corp.*                                       82,100           968,780
L. B. Foster Co.*                                      39,900         2,064,027
Landec Corp.*                                           5,200            69,680
Michael Baker Corp.*                                    5,300           217,830
UFP Technologies, Inc.*                                24,850           182,648
-------------------------------------------------------------------------------
                                                                      3,788,290
-------------------------------------------------------------------------------

ENERGY -- 5.5%
Bolt Technology Corp.*+                                19,800           752,004
Clayton Williams Energy, Inc.*                         20,200           629,432
Dawson Geophysical Co.*                                 5,500           393,030
ICO, Inc.*                                             13,800           177,192
Matrix Service Co.*                                    30,600           667,692
Mitcham Industries, Inc.*                              19,000           390,640
-------------------------------------------------------------------------------
                                                                      3,009,990
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 5.3%
Amerigon, Inc.*                                       114,000         2,409,960
Dorman Products, Inc.*                                  3,500            50,015
Midwest Air Group, Inc.*                               29,400           435,120
-------------------------------------------------------------------------------
                                                                      2,895,095
-------------------------------------------------------------------------------

UTILITIES -- 0.3%
Shenandoah Telecommunications Co.                       7,800           187,044
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    54,425,752
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Micro Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
                                                   SHARES           VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 18.0%
BBH Securities Lending Fund **                      9,329,616   $     9,329,616
Touchstone Institutional
   Money Market Fund^                                 545,785           545,785
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $     9,875,401
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.3%
(Cost $45,239,603)                                              $    64,301,153

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.3%)                     (9,463,624)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    54,837,529
-------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2007, was $8,869,078.

**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 97.1%                             SHARES           VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 20.3%
Barr Pharmaceuticals, Inc.*                           251,900   $    13,375,890
Beckman Coulter, Inc.                                  93,400         6,799,520
Celgene Corp.*                                        600,000        27,726,000
DaVita, Inc.*                                         218,900        12,335,015
Dentsply International, Inc.                          437,800        19,709,756
Edwards Lifesciences Corp.*+                          238,750        10,980,113
Elan Corp. PLC - ADR*+                              1,360,800        29,910,384
HEALTHSOUTH Corp.*+                                   343,260         7,208,460
Hillenbrand Industries, Inc.                          150,100         8,365,073
Hospira, Inc.*                                        154,440         6,585,322
IDEXX Laboratories, Inc.*                             181,700        10,653,071
Invitrogen Corp.*+                                    161,100        15,048,351
ResMed, Inc.*                                         280,800        14,750,424
Shire Pharmaceuticals Group PLC - ADR                 307,700        21,215,915
Thermo Fisher Scientific, Inc.*                       247,350        14,267,148
VCA Antech, Inc.*                                     235,400        10,411,742
Vertex Pharmaceuticals, Inc.*                         326,300         7,579,949
-------------------------------------------------------------------------------
                                                                    236,922,133
-------------------------------------------------------------------------------

TECHNOLOGY -- 17.5%
ADC Telecommunications, Inc.*                         414,700         6,448,585
Amdocs Ltd.*                                          291,200        10,037,664
Analog Devices, Inc.                                  360,000        11,412,000
Autodesk, Inc.*                                       367,600        18,291,776
BMC Software, Inc.*                                   404,700        14,423,508
Brocade Communications Systems, Inc.*+              1,305,000         9,578,700
Cognizant Technology Solutions Corp.*                 400,600        13,596,364
Cognos, Inc.*                                         105,300         6,062,121
DRS Technologies, Inc.                                 90,900         4,933,143
International Rectifier Corp.*+                       198,800         6,753,236
LSI Logic Corp.*                                    1,410,700         7,490,817
Marvell Technology Group Ltd.*                        662,200         9,257,556
Maxim Integrated Products, Inc.                       694,200        18,382,415
Micron Technology, Inc.*+                             879,000         6,372,750
Network Appliance, Inc.*                              264,300         6,596,928
Red Hat, Inc.*                                        421,200         8,777,808
SAIC, Inc.*                                           664,900        13,377,788
Sun Microsystems, Inc.*                               456,550         8,277,252
Varian, Inc.*                                         134,880         8,807,664
Vishay Intertechnology, Inc.*+                        701,170         8,000,350
Zebra Technologies Corp.*                             180,015         6,246,521
-------------------------------------------------------------------------------
                                                                    203,124,946
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 14.3%
Alliant Techsystems, Inc.*+                            92,950        10,573,992
AMETEK, Inc.                                          319,050        14,944,302
ASML Holding N.V.*                                     49,780         1,557,616
Diebold, Inc.                                         267,710         7,758,236
Dover Corp.                                           181,690         8,374,092
Empresa Brasileira De Aeronautica S.A.                247,750        11,294,923
IDEX Corp.                                            289,100        10,445,183
ITT Industries, Inc.                                  202,400        13,366,496
Joy Global, Inc.                                      220,240        14,496,197
KLA-Tencor Corp.                                      155,500         7,488,880
Lennar Corp.+                                         195,400         3,495,706
Mettler-Toledo International, Inc.*                   140,400        15,977,519
SPX Corp.                                             117,940        12,130,129
Teleflex, Inc.                                        128,187         8,077,063
Teradyne, Inc.*                                       462,450         4,781,733
Thomas & Betts Corp.*                                 210,600        10,327,824
Toll Brothers, Inc.*                                  133,300         2,673,998
Verigy Ltd.*                                          316,151         8,589,823
-------------------------------------------------------------------------------
                                                                    166,353,712
-------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.9%
Cheesecake Factory, Inc.*+                            404,100         9,581,211
Coldwater Creek, Inc.*+                             1,029,940         6,890,299
Corrections Corp. of America*                         408,900        12,066,639
DeVry, Inc.                                           326,300        16,954,548
Dick's Sporting Goods, Inc.*                          280,800         7,795,008
GameStop Corp.*                                       227,100        14,105,181
Gap, Inc.                                             490,900        10,446,352
Gaylord Entertainment Co.*                            206,500         8,357,055
International Flavors & Fragrances, Inc.              210,900        10,150,617
Jones Apparel Group, Inc.                             338,080         5,405,899
Macy's, Inc.                                          295,774         7,651,673
MSC Industrial Direct Co., Inc.                       280,800        11,363,976
O'Reilly Automotive, Inc.*                            268,400         8,704,212
Regis Corp.                                           275,529         7,703,791
Snap-On, Inc.                                          63,380         3,057,451
Tiffany & Co.                                         132,200         6,085,166
VistaPrint Ltd.*+                                     351,000        15,040,350
-------------------------------------------------------------------------------
                                                                    161,359,428
-------------------------------------------------------------------------------

ENERGY -- 13.2%
Cameron International Corp.*                          193,800         9,327,594
Chesapeake Energy Corp.+                              361,400        14,166,880
CONSOL Energy, Inc.                                   523,900        37,469,328
Grant Prideco, Inc.*                                  285,000        15,820,350
Hess Corp.                                            192,000        19,365,120
Murphy Oil Corp.                                      158,320        13,431,869
Range Resources Corp.                                 247,800        12,727,008
Smith International, Inc.                             270,500        19,976,425
Weatherford International Ltd.*                       155,400        10,660,440
-------------------------------------------------------------------------------
                                                                    152,945,014
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 12.3%
Assurant, Inc.+                                        91,380         6,113,322
E*TRADE Financial Corp.*+                           1,952,100         6,929,955
Federated Investors, Inc. - Class B                   283,600        11,672,976
Hudson City Bancorp, Inc.                             706,555        10,612,456
IntercontinentalExchange, Inc.*+                       61,900        11,915,750
Knight Capital Group, Inc.*                           626,000         9,014,400
Marshall & Ilsley Corp.                               147,810         3,914,009
Moody's Corp.                                         307,700        10,984,890
New York Community Bancorp, Inc.+                     510,907         8,981,745
NYMEX Holdings, Inc.                                   78,500        10,488,385
People's United Financial, Inc.+                      809,354        14,406,501
Sotheby's+                                            359,700        13,704,570
T. Rowe Price Group, Inc.                             227,100        13,825,848
Willis Group Holdings Ltd.                            270,489        10,270,467
-------------------------------------------------------------------------------
                                                                    142,835,274
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 97.1% (CONTINUED)                 SHARES           VALUE
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.0%
Cytec Industries, Inc.                                163,915   $    10,093,886
Hexcel Corp.*                                         294,695         7,155,195
Textron, Inc.                                         247,800        17,668,139
-------------------------------------------------------------------------------
                                                                     34,917,220
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.0%
Whole Foods Market, Inc.+                             270,800        11,048,640
-------------------------------------------------------------------------------

UTILITIES -- 0.9%
Neustar, Inc. - Class A*+                             363,400        10,422,312
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 0.7%
Kirby Corp.*                                          169,300         7,869,064
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $ 1,127,797,743
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 12.7%
BBH Securities Lending Fund **                     99,508,573        99,508,573
Touchstone Institutional
   Money Market Fund^                              47,563,665        47,563,665
-------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                          $   147,072,238
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.8%
(Cost $1,097,582,868)                                           $ 1,274,869,981

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.8%)                    (113,266,774)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $ 1,161,603,207
-------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2007, was $97,050,807.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Small Cap Growth Fund - December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 98.5%                             SHARES           VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 25.1%
Accelrys, Inc.*                                        11,600   $        87,348
Alexion Pharmaceuticals, Inc.*                          7,744           581,032
Almost Family, Inc.*                                   14,800           286,528
ArthroCare Corp.*                                      10,554           507,120
Avigen, Inc.*                                          52,900           224,825
BioMarin Pharmaceutical, Inc.*                         16,696           591,037
Cynosure, Inc. - Class A*                               4,000           105,840
Escalon Medical Corp.*                                 15,600            55,692
ev3, Inc.*                                             22,683           288,301
Genomic Health, Inc.*                                  25,167           569,781
Gen-Probe, Inc.*                                        3,769           237,183
HMS Holdings Corp.*                                    11,840           393,206
Hologic, Inc.*                                          5,636           386,855
Indevus Pharmaceuticals, Inc.*                         40,200           279,390
Isis Pharmaceuticals, Inc.*                            23,290           366,818
LifeCell Corp.*                                         6,969           300,434
Luminex Corp.*                                         18,700           303,688
Mesa Laboratories, Inc.                                 7,570           191,710
Micrus Endovascular Corp.*                             11,710           230,453
Nighthawk Radiology Holdings, Inc.*                    13,660           287,543
NuVasive, Inc.*                                         3,315           131,009
OSI Pharmaceuticals, Inc.*                             11,572           561,358
Pharmion Corp.*                                        12,431           781,412
Progenics Pharmaceuticals, Inc.*                        8,423           152,204
Shamir Optical Industry, Ltd.                          10,100           101,000
Sonic Innovations, Inc.*                               10,200            78,744
Span-America Medical Systems, Inc.                      8,200            92,742
Spectranetics Corp.*                                   32,945           505,047
TomoTherapy, Inc.*                                     13,635           266,701
TranS1, Inc.*                                          17,070           281,143
Vascular Solutions, Inc.*                               9,900            64,350
Ventana Medical Systems, Inc.*                            968            84,439
Wright Medical Group, Inc.*                            10,920           318,536
-------------------------------------------------------------------------------
                                                                      9,693,469
-------------------------------------------------------------------------------

TECHNOLOGY -- 22.0%
Actuate Corp.*                                         25,260           196,270
Anixter International, Inc.*                            4,559           283,889
Avnet, Inc.*                                            7,576           264,933
Bluephoenix Solutions Ltd.*                            13,500           244,620
BSQUARE Corp.*                                         14,500            97,150
Chordiant Software, Inc.*                              11,470            98,069
Cogent Communications Group, Inc.*                      6,420           152,218
COMSYS IT Partners, Inc.*                              14,174           223,666
Concur Technologies, Inc.*                              6,020           217,984
Digital River, Inc.*                                    3,708           122,624
DivX, Inc.*                                            19,931           279,034
Ebix, Inc.*                                             2,500           180,875
Emulex Corp.*                                          16,940           276,461
F5 Networks, Inc.*                                      8,060           229,871
Foundry Networks, Inc.*                                 4,530            79,366
GeoEye, Inc.*                                           2,730            91,865
Harmonic, Inc.*                                        19,600           205,408
iGATE Capital Corp.*                                   16,010           135,605
Integrated Silicon Solution, Inc.*                     11,500            76,130
Iomega Corp.*                                          32,210           111,769
ION Geophysical Corp.*                                 18,444           291,046
j2 Global Communications, Inc.*                         8,886           188,117
LivePerson, Inc.*                                      17,400            92,916
Logility, Inc.*                                         7,099            90,228
Micros Systems, Inc.*                                   5,148           361,184
Microsemi Corp.*                                       11,732           259,746
NETGEAR, Inc.*                                         11,431           407,743
Network Equipment Technologies, Inc.*                   9,400            79,148
Nuance Communications, Inc.*                           21,557           402,684
Parametric Technology Corp.*                           15,381           274,551
PMC-Sierra, Inc.*                                      22,320           145,973
RF Micro Devices, Inc.*                                56,947           325,167
Riverbed Technology, Inc.*                              4,080           109,099
Secure Computing Corp.*                                30,247           290,371
Skyworks Solutions, Inc.*                              38,278           325,363
Tessera Technologies, Inc.*                             8,299           345,238
Trident Microsystems, Inc.*                            11,290            74,062
Varian, Inc.*                                           4,560           297,768
Vicon Industries, Inc.*                                 8,700            83,520
Vocus, Inc.*                                            6,300           217,539
Website Pros, Inc.*                                    24,696           286,721
-------------------------------------------------------------------------------
                                                                      8,515,991
-------------------------------------------------------------------------------

PRODUCER DURABLES -- 14.3%
AeroVironment, Inc.*                                   11,010           266,442
Arris Group, Inc.*                                      9,073            90,549
Astronics Corp.*                                        5,200           221,000
Avalon Holdings Corp. - Class A*                       18,700           100,045
Bucyrus International, Inc. - Class A                   3,006           298,766
Ducommun, Inc.*                                        14,862           564,756
EnPro Industries, Inc.*                                 6,472           198,367
Fuel-Tech N.V.*                                         3,600            81,540
General Cable Corp.*                                    3,027           221,819
Globecomm Systems, Inc.*                               13,330           155,961
Graham Corp.                                            2,800           146,720
Hardinge, Inc.                                          5,740            96,317
Hawk Corp. - Class A*                                   6,900           124,338
Kadant, Inc.*                                           5,460           161,998
Key Technology, Inc.*                                   6,880           237,360
KMG Chemicals, Inc.                                    11,600           167,736
K-Tron International, Inc.*                             1,820           217,035
Ladish Co., Inc.*                                       3,230           139,504
Regal-Beloit Corp.                                      4,330           194,634
SBA Communications Corp. - Class A*                     5,380           182,059
Sonic Solutions*                                       21,708           225,546
Taser International, Inc.*                             15,360           221,030
TAT Technologies Ltd.                                   9,000           117,720
Team, Inc.*                                             6,400           234,112
Trio-Tech International*                                6,400            58,560
Triumph Group, Inc.                                     3,200           263,520
Ultra Clean Holdings, Inc.*                            18,029           219,954
Wireless Telecom Group, Inc.*                          31,900            53,911
Woodward Governor Co.                                   3,933           267,247
-------------------------------------------------------------------------------
                                                                      5,528,546
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Portfolio of Investments
Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 98.5% (CONTINUED)                 SHARES           VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.1%
American Medical Alert Corp.*                          30,490   $       217,394
Barnes & Noble, Inc.                                    6,795           234,088
BJ's Restaurants, Inc.*                                 8,128           132,161
Bright Horizons Family Solutions*                       7,150           246,961
Chipotle Mexican Grill, Inc. - Class A*                 3,466           509,745
Consolidated Graphics, Inc.*                            4,012           191,854
DG FastChannel, Inc.*                                   4,200           107,688
Famous Dave's of America, Inc.*                         7,000            94,920
Gemstar-TV Guide International, Inc.*                  48,800           232,288
Hartmarx Corp.*                                        10,100            34,441
Iconix Brand Group, Inc.*                              11,861           233,187
Jarden Corp.*                                          10,240           241,766
Learning Tree International, Inc.*                     11,320           259,907
Life Time Fitness, Inc.*                                5,038           250,288
McCormick & Schmick's
   Seafood Restaurants, Inc.*                           6,200            73,966
On Assignment, Inc.*                                   15,530           108,865
Perficient, Inc.*                                       7,040           110,810
PetMed Express, Inc.*                                  17,240           208,604
Smith & Wesson Holding Corp.*                          14,150            86,315
Sonic Corp.*                                            9,698           212,386
Standard Parking Corp.*                                 4,140           200,749
Steiner Leisure, Ltd. - ADR*                            5,178           228,660
Universal Security Instruments*                         7,200            53,280
ValueClick, Inc.*                                      12,302           269,414
Waste Industries USA, Inc.                              5,600           203,280
Watson Wyatt Worldwide, Inc.                            7,365           341,810
-------------------------------------------------------------------------------
                                                                      5,084,827
-------------------------------------------------------------------------------

FINANCIAL SERVICES -- 8.2%
Affiliated Managers Group, Inc.*                        2,220           260,761
American Physicians Capital, Inc.                       6,590           273,221
Boston Private Financial Holdings, Inc.                10,355           280,413
CyberSource Corp.*                                     12,850           228,345
Deluxe Corp.                                            4,510           148,334
East West Bancorp, Inc.                                 7,065           171,185
Euronet Worldwide, Inc.*                               11,579           347,369
LaSalle Hotel Properties - REIT                         7,375           235,263
Life Partners Holdings, Inc.                            3,625           100,413
Morningstar, Inc.*                                      2,918           226,875
Portfolio Recovery Associates, Inc.                     2,767           109,767
Redwood Trust, Inc.                                     8,370           286,588
TheStreet.com, Inc.                                    15,900           253,128
Wright Express Corp.*                                   7,179           254,783
-------------------------------------------------------------------------------
                                                                      3,176,445
-------------------------------------------------------------------------------

ENERGY -- 6.3%
Atwood Oceanics, Inc.*                                  1,450           145,348
Berry Petroleum Co.                                     6,634           294,881
Bolt Technology Corp.*                                  5,400           205,092
Cabot Oil & Gas Corp.                                   7,765           313,474
Carrizo Oil & Gas, Inc.*                                6,780           371,206
Helix Energy Solutions, Inc.*                           7,144           296,476
InterOil Corp.*                                         7,440           143,294
Matrix Service Co.*                                     8,100           176,742
Superior Well Services, Inc.*                           6,320           134,110
Union Drilling, Inc.*                                   5,600            88,312
W-H Energy Services, Inc.*                              4,621           259,746
-------------------------------------------------------------------------------
                                                                      2,428,681
-------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.8%
Andersons, Inc.                                         6,091           272,877
Chase Corp.                                             7,200           181,800
Furmanite Corp.*                                       14,300           168,740
L.B. Foster Co. - Class A*                              3,900           201,747
Multi-Color Corp.                                       6,345           174,297
RTI International Metals, Inc.*                         3,278           225,953
Synalloy Corp.                                          3,700            63,603
Terra Industries, Inc.*                                 7,779           371,524
Zoltek Cos., Inc.*                                      4,970           213,064
-------------------------------------------------------------------------------
                                                                      1,873,605
-------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.5%
AAR Corp.*                                             12,439           473,055
Amerigon, Inc.*                                        14,370           303,782
Polaris Industries, Inc.                                5,535           264,407
Wabtec                                                  9,022           310,718
-------------------------------------------------------------------------------
                                                                      1,351,962
-------------------------------------------------------------------------------

UTILITIES -- 0.8%
Global Crossing Ltd.*                                   9,010           198,670
NTELOS Holdings Corp.                                   3,185            94,563
-------------------------------------------------------------------------------
                                                                        293,233
-------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.4%
NutraCea*                                              55,200            77,280
Omega Protein Corp.*                                    9,600            89,184
-------------------------------------------------------------------------------
                                                                        166,464
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                             $    38,113,223
-------------------------------------------------------------------------------

INVESTMENT FUND -- 2.1%
Touchstone Institutional
   Money Market Fund^                                 799,813   $       799,813
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.6%
(Cost $36,211,180)                                              $    38,913,036

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                        (213,018)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                            $    38,700,018
-------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2007, the following Funds loaned common stocks and received collateral as follows:

                                     FAIR VALUE OF COMMON         VALUE OF
                                        STOCKS LOANED        COLLATERAL RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund      $     1,858,753        $     1,922,986
Growth Opportunities Fund              $     3,095,648        $     3,215,705
Large Cap Core Equity Fund             $     3,465,430        $     3,624,656
Large Cap Growth Fund                  $    34,338,855        $    35,211,445
Large Cap Value Fund                   $     3,860,619        $     3,974,247
Micro Cap Growth Fund                  $     8,869,078        $     9,329,616
Mid Cap Growth Fund                    $    97,050,807        $    99,508,573

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(continued)
--------------------------------------------------------------------------------

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of December 31, 2007, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

                                                         GROSS             GROSS
                                        FEDERAL        UNREALIZED        UNREALIZED       NET UNREALIZED
                                       TAX COST       APPRECIATION      DEPRECIATION       APPRECIATION
---------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund   $   15,755,224   $    2,205,859   $    (845,037.00)   $    1,360,822
Growth Opportunities Fund           $   42,549,956   $    8,707,590   $  (1,905,025.00)   $    6,802,565
Large Cap Core Equity Fund          $   89,250,628   $   17,631,972   $  (1,814,064.00)   $   15,817,908
Large Cap Growth Fund               $  853,064,399   $  294,500,334   $  (9,242,744.00)   $  285,257,590
Large Cap Value Fund                $   50,493,764   $    2,638,175   $ (13,528,942.00)   $  (10,890,767)
Micro Cap Growth Fund               $   45,270,628   $   20,387,385   $  (1,356,860.00)   $   19,030,525
Mid Cap Growth Fund                 $1,100,337,378   $  243,879,110   $ (69,346,507.00)   $  174,532,603
Small Cap Growth Fund               $   36,434,688   $    5,661,527   $  (3,183,179.00)   $    2,478,348

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

--------------------------------------------------------------------------------
Touchstone Strategic Trust - Notes to Portfolios of Investments
(continued)
--------------------------------------------------------------------------------

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       --------------------------
Name:  Jill T. McGruder
Title: President

Date: February 21, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       --------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date: February 21, 2008